PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 77.9%
Asset-Backed Securities 5.2%
Automobiles 2.1%
Ally Auto Receivables Trust, Series 2019-02, Class A3	2.230%	01/16/24	1,727	$1,740,067
CarMax Auto Owner Trust,
Series 2018-02, Class A3	2.980	01/17/23	19	18,734
Series 2018-03, Class A3	3.130	06/15/23	1,572	1,579,960
Series 2018-04, Class A3	3.360	09/15/23	3,100	3,130,079
Series 2019-02, Class A3	2.680	03/15/24	1,904	1,927,233
Series 2020-04, Class A3	0.500	08/15/25	2,400	2,397,624

Fifth Third Auto Trust, Series 2019-01, Class A3	2.640	12/15/23	958	965,722
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A	0.500	12/15/22	327	327,289
Series 2020-B, Class A2B, 1 Month LIBOR + 0.260%	0.350(c)	12/15/22	327	327,260

Ford Credit Auto Owner Trust, Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,631,256
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A	2.840	03/15/24	8,400	8,481,997
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,862,478
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	537	540,194
Series 2018-04, Class A3	3.210	10/16/23	1,344	1,353,701

GMF Floorplan Owner Revolving Trust, Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,619,120
Honda Auto Receivables Owner Trust, Series 2019-02, Class A3	2.520	06/21/23	920	928,502
Hyundai Auto Lease Securitization Trust, Series 2020-B, Class A2, 144A	0.360	01/17/23	1,195	1,195,086
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030	01/17/23	181	181,308
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060	03/15/23	658	660,336
Santander Retail Auto Lease Trust, Series 2020-B, Class A2, 144A	0.420	11/20/23	6,912	6,915,426
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020	12/15/22	710	712,192
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	1,940	1,954,767

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
World Omni Auto Receivables Trust, (cont’d.)
Series 2018-D, Class A3	3.330%	04/15/24	2,892	$2,922,733
Series 2019-A, Class A3	3.040	05/15/24	707	714,890
				58,087,954
Credit Cards 2.0%
American Express Credit Account Master Trust,
Series 2019-01, Class A	2.870	10/15/24	15,000	15,152,677
Series 2019-02, Class A	2.670	11/15/24	6,900	6,978,285
Series 2019-03, Class A	2.000	04/15/25	14,800	15,021,341

BA Credit Card Trust, Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,795,148
Discover Card Execution Note Trust, Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,005,795
				54,953,246
Home Equity Loans 0.8%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789(c)	01/25/35	850	844,512
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.829(c)	12/25/33	187	186,407
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.789(c)	09/25/33	5,417	5,447,093
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	185	187,399
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.769(c)	04/25/33	602	590,061
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	03/25/34	387	383,949

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.769(c)	11/25/33	193	191,680

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	1.319%(c)	06/25/43	249	$251,099
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	11/25/33	1,015	1,008,343
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	12/25/32	26	26,175
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.439(c)	02/25/33	310	312,906
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.409(c)	08/25/33	681	687,029
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.379(c)	08/25/33	569	570,831
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.169(c)	04/25/34	235	235,670

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789(c)	09/25/34	140	137,267
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.889(c)	08/25/35	45	44,452
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.289(c)	08/25/35	196	195,672
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.364(c)	04/25/33	810	810,887
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	3.539(c)	04/25/33	82	83,329
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	09/25/33	693	693,023
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	2.714(c)	09/25/33	11	11,639
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	10/25/33	114	114,312
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	08/25/34	2,286	2,279,144

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	0.974%(c)	05/25/34	2,537	$2,530,745
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	0.949(c)	06/25/33	248	239,917
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.522(cc)	06/25/34	3,487	3,534,636
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.489(c)	12/25/33	31	31,007
				21,629,184
Residential Mortgage-Backed Securities 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.959(c)	07/25/34	259	259,408
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.889(c)	07/25/32	72	72,686
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.589(c)	05/25/32	271	269,312
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.749(c)	11/25/32	223	221,842
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	07/25/33	115	115,054
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839(c)	03/25/34	90	89,997

Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	40	40,625
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.809(c)	08/25/34	146	145,148
HSI Asset Securitization Corp. Trust, Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.589(c)	03/25/36	443	442,141

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.214%(c)	07/25/33	667	$668,089
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	08/25/33	237	236,507
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.884(c)	06/25/34	1,655	1,642,908
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.944(c)	07/25/34	2,223	2,215,186
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/34	174	177,276
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.739(c)	10/25/34	604	605,107

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	05/25/34	373	366,905
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.769(c)	01/25/33	82	81,658
				7,649,849

Total Asset-Backed Securities (cost $137,812,303)				142,320,233
Certificates of Deposit 2.4%
Bank of Montreal, 3 Month LIBOR + 0.110%	0.224(c)	12/13/21	10,000	10,001,369
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.110%	0.240(c)	01/03/22	7,000	7,000,893
Nordea Bank Abp, 3 Month LIBOR + 0.200%	0.325(c)	02/14/22	20,000	20,010,874
Royal Bank of Canada, 3 Month LIBOR + 0.110%	0.228(c)	12/16/21	10,000	10,001,449
Svenska Handelsbanken, 3 Month LIBOR + 0.200%	0.325(c)	02/18/22	20,000	20,014,545

Total Certificates of Deposit (cost $67,000,000)				67,029,130
Commercial Mortgage-Backed Securities 13.8%
BANK, Series 2017-BNK05, Class A1	1.909	06/15/60	89	88,920

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.812%(c)	03/15/37	32,479	$32,295,162
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	2,160	2,226,532
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,872,181
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	0.761(c)	03/15/37	35,000	35,000,031
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.890(c)	12/15/36	5,122	5,118,491

BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.178(c)	09/15/37	8,507	8,468,577
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.160(c)	12/15/37	9,500	9,500,014
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	13,416	14,027,139
Series 2016-P04, Class A2	2.450	07/10/49	8,844	8,873,741
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	82	82,000
Series 2014-UBS05, Class A2	3.031	09/10/47	394	401,260
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.090(c)	09/15/33	11,508	11,436,292

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.070(c)	05/15/36	35,000	34,989,500
CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A4	3.718	08/15/48	12,000	12,874,380
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.786(c)	11/21/35	5,415	5,414,999
GS Mortgage Securities Trust, Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.190(c)	10/15/31	21,300	21,313,436
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	494	507,889
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	6,803	7,077,670
Series 2014-C24, Class A3	3.098	11/15/47	19,500	19,949,097
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	25,000	26,075,645

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A2	2.215%	05/13/53	25,000	$25,547,570
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.950%)	1.450(c)	07/05/33	19,358	19,381,089
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.090(c)	09/15/29	4,600	4,597,061

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128	07/12/50	4,514	4,517,224
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A2, 144A	2.776	03/10/50	6,301	6,304,083
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	3,251	3,288,062
Series 2013-C07, Class A3	2.655	02/15/46	3,885	3,915,779
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4	3.244	03/15/45	770	773,618
Series 2016-UB12, Class A2	2.932	12/15/49	12,166	12,164,536
Series 2018-H03, Class A2	3.997	07/15/51	1,347	1,397,918

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.040(c)	01/15/26	11,900	11,914,904
UBS Commercial Mortgage Trust, Series 2018-C08, Class A2	3.713	02/15/51	2,400	2,465,442
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091	08/10/49	7,434	7,533,143
Series 2012-C04, Class A3	2.533	12/10/45	11,714	11,754,205
Series 2012-C04, Class A5	2.850	12/10/45	4,512	4,585,047

Total Commercial Mortgage-Backed Securities (cost $379,197,723)				377,732,637
Corporate Bonds 56.5%
Agriculture 0.1%
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	3,037,612
Airlines 0.7%
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750	05/04/23	17,500	18,510,205

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.6%
VF Corp., Sr. Unsec’d. Notes	2.050%	04/23/22	15,000	$15,112,769
Auto Manufacturers 3.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.471(c)	11/05/21	3,410	3,410,078
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,453,007
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.530%	0.579(c)	04/01/24	8,500	8,564,564
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,445,043

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	0.750	03/01/24	31,500	31,349,444
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.350(c)	06/13/22	10,000	10,009,032
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)	0.811(c)	01/11/22	550	550,656

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.900	05/13/22	10,000	10,132,131
				81,913,955
Banks 16.7%
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	0.621(c)	11/21/22	20,434	20,522,475
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	1.681(c)	04/11/22	12,200	12,267,766
Sr. Unsec’d. Notes	3.500	04/11/22	4,000	4,052,366

Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	0.529(c)	05/28/24	33,500	33,574,679
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.179(c)	10/30/23	1,927	1,944,681
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,787,998
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	0.742(c)	09/19/22	1,750	1,758,774
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	14,227,323
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	17,615,684

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	0.862%(c)	07/20/22	960	$964,504

Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	26,000	26,160,531
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.838(c)	06/16/22	2,260	2,269,518
Sr. Unsec’d. Notes, SOFR + 0.800%	0.849(c)	03/17/23	21,000	21,165,295
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.816(c)	03/10/22	5,000	5,011,815
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	0.802(c)	09/18/22	250	251,377

Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR + 0.300%	0.349(c)	01/12/24	14,000	14,022,344
Credit Agricole Corporate & Investment Bank SA (France), Bank Gtd. Notes, MTN	0.400	01/15/23	8,200	8,193,453
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.440(c)	02/02/24	7,500	7,508,151
Sr. Unsec’d. Notes, SOFR + 0.450%	0.499(c)	02/04/22	18,000	18,014,887
Sr. Unsec’d. Notes	2.100	11/12/21	9,000	9,004,586

Fifth Third Bank NA, Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	7,105,827
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.627(ff)	11/17/23	20,000	19,977,836
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,114,266
ING Groep NV (Netherlands), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.282(c)	03/29/22	4,000	4,017,505
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.768(ff)	08/09/25	25,000	24,705,473
KeyBank NA, Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,624,286
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,311,701
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.700%	0.749(c)	01/20/23	9,167	9,177,481
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.524(c)	10/24/23	11,551	11,689,162
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	3,500	3,503,518

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.890%	1.011%(c)	01/10/22	400	$400,644
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,693,765
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	5,052,411
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.453(c)	02/24/23	14,000	14,006,836
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.635(c)	07/27/22	350	351,053

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.785(c)	11/15/21	9,000	9,001,799
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	9,750	9,659,790
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	0.399(c)	09/10/24	20,000	20,006,005
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.530(c)	01/27/23	2,750	2,761,313
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	0.714(c)	05/17/22	15,000	15,033,986
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	0.779(c)	03/09/23	2,750	2,769,161
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	0.409(c)	02/09/24	7,500	7,519,042
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,943,952

US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	0.571(c)	05/23/22	6,300	6,311,462
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.845(c)	05/15/23	175	176,620
				457,233,101
Beverages 0.9%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,969,185
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,971,246

PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,460,504
				25,400,935

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.4%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.652%(c)	09/29/23	6,000	$5,999,004
Sr. Unsec’d. Notes	0.750	09/29/23	6,000	5,992,760
				11,991,764
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,749,290
Chemicals 0.4%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	2,780	2,856,503
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	5,000	5,086,913
Westlake Chemical Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,999,082
				11,942,498
Commercial Services 0.3%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350	06/01/23	9,000	9,110,761
Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,058,760
Cosmetics/Personal Care 0.6%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,592,754
Unilever Capital Corp. (United Kingdom), Gtd. Notes	0.375	09/14/23	10,000	9,965,080
				16,557,834
Diversified Financial Services 2.0%
AIG Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	20,790,900

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.466%(c)	12/15/22	25,000	$25,012,194
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	0.819(c)	03/03/22	1,561	1,563,468
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	6,000	6,204,041
				53,570,603
Electric 4.9%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	0.612(c)	11/01/23	12,000	12,000,632
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,063,739

CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR + 0.650%	0.699(c)	05/13/24	13,500	13,508,736
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,436,743
Duke Energy Florida LLC, Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.250%	0.372(c)	11/26/21	345	345,036
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	10,750	10,731,537
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR + 0.250%	0.299(c)	05/10/23	11,250	11,249,252
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	17,500	17,684,737
OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	6,750	6,741,808
PPL Electric Utilities Corp.,
First Mortgage, SOFR + 0.330%	0.379(c)	06/24/24	4,750	4,752,746
First Mortgage	2.500	09/01/22	9,000	9,108,986

WEC Energy Group, Inc., Sr. Unsec’d. Notes	0.800	03/15/24	17,000	16,949,188
				135,573,140
Foods 1.4%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	6,000	5,977,163

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625%	07/01/22	21,900	$21,942,956
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375	01/15/24	10,000	9,909,088
				37,829,207
Forest Products & Paper 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	14,771,657
Gas 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.496(c)	03/09/23	12,000	12,004,495
Healthcare-Products 0.4%
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,739,120
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR + 0.530%	0.579(c)	10/18/24	5,000	5,006,682
				9,745,802
Healthcare-Services 0.4%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,909,450
Household Products/Wares 0.7%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.689(c)	06/24/22	18,050	18,105,344
Insurance 4.8%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	13,000	13,356,387
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.390%	0.439(c)	04/06/23	25,000	25,042,168
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,978,775

Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	13,833,462

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A	2.900%	01/17/24	2,000	$2,089,771
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.561(c)	07/12/22	16,760	16,808,278

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,969,802
Principal Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.450%	0.499(c)	04/12/24	2,750	2,758,176
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,623,227
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,732,085
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,861,158
				132,053,289
Machinery-Construction & Mining 0.6%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	14,972,895
Machinery-Diversified 0.5%
Otis Worldwide Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.583(c)	04/05/23	13,225	13,215,598
Media 0.4%
TWDC Enterprises 18 Corp., Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	0.506(c)	03/04/22	3,750	3,754,338
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	0.510(c)	09/01/22	8,000	8,018,824
				11,773,162
Oil & Gas 3.1%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	0.486(c)	03/06/22	1,362	1,363,599
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,324,830
Phillips 66,
Gtd. Notes	0.900	02/15/24	16,000	15,945,358
Gtd. Notes	4.300	04/01/22	4,000	4,064,930
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,728,313
Sr. Unsec’d. Notes	0.750	01/15/24	10,750	10,684,997

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.750%	04/16/22	13,020	$13,143,264
Valero Energy Corp., Sr. Unsec’d. Notes	2.700	04/15/23	12,000	12,332,199
				85,587,490
Pharmaceuticals 3.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	0.587(c)	11/19/21	5,000	5,000,196
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.781(c)	11/21/22	4,000	4,022,588
Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,003,866

AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	26,500	26,514,027
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	21,500	21,493,825
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.505(c)	05/16/22	4,000	4,007,452
Sr. Unsec’d. Notes	0.537	11/13/23	20,000	19,978,339

EMD Finance LLC (Germany), Gtd. Notes, 144A	2.950	03/19/22	1,500	1,508,480
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	13,500	13,481,596
				100,010,369
Pipelines 1.7%
Enterprise Products Operating LLC,
Gtd. Notes	3.500	02/01/22	21,259	21,425,277
Gtd. Notes	3.900	02/15/24	4,376	4,639,204

Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	4,250	4,241,361
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,963,839
Sr. Unsec’d. Notes	2.500	08/01/22	7,000	7,095,137
				45,364,818

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.7%
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	0.520%(c)	04/23/24	20,000	$20,015,339
Retail 1.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	4,992,062
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,960,910

AutoZone, Inc., Sr. Unsec’d. Notes	3.700	04/15/22	15,610	15,715,190
Home Depot, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.430(c)	03/01/22	2,419	2,421,125
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,067,828

Starbucks Corp., Sr. Unsec’d. Notes	1.300	05/07/22	2,000	2,009,930
				38,167,045
Savings & Loans 0.9%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	24,754,456
Semiconductors 0.4%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.477(c)	05/11/22	10,000	10,015,967
Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	14,134,142
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,813,633
				15,947,775
Telecommunications 2.3%
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583	03/01/24	15,250	15,143,041
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.725(c)	03/22/22	10,400	10,420,912
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.500%	0.549(c)	03/22/24	23,000	23,128,000

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	0.750%	03/22/24	12,000	$11,968,924

Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	09/26/22	3,600	3,660,474
				64,321,351
Transportation 0.8%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	6,072,024
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.505(c)	05/16/22	11,800	11,819,943
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.581(c)	04/01/23	5,144	5,169,714
				23,061,681

Total Corporate Bonds (cost $1,548,167,109)				1,552,390,417

Total Long-Term Investments (cost $2,132,177,135)				2,139,472,417

Shares
Short-Term Investments 21.8%
Affiliated Mutual Fund 8.0%
PGIM Core Ultra Short Bond Fund (cost $220,668,335)(wb)	220,668,335	220,668,335

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 2.9%
Bank of Nova Scotia	0.230%	05/10/22	5,000	5,001,253
Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.190%	0.312(c)	11/26/21	25,000	25,003,823
Natixis SA, 3 Month LIBOR + 0.130%	0.246(c)	12/09/21	25,000	25,004,970

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Skandinaviska Enskilda Banken AB, 3 Month LIBOR + 0.070%	0.189%(c)	12/03/21	25,000	$25,002,737

Total Certificates of Deposit (cost $80,000,000)				80,012,783
Commercial Paper 10.0%
AT&T, Inc., 144A	0.381(n)	11/16/21	25,000	24,998,313
BASF SE, 144A	0.150(n)	12/27/21	17,000	16,996,406
Enbridge, Inc.,
144A	0.210(n)	12/17/21	11,500	11,497,417
144A	0.300(n)	12/10/21	13,500	13,497,512
Enel Finance America LLC,
144A	0.392(n)	07/14/22	6,750	6,732,875
144A	0.392(n)	07/15/22	6,750	6,732,760

Glencore Funding LLC, 144A	0.260(n)	12/21/21	15,000	14,993,706
HCP, Inc., 144A	0.200(n)	12/01/21	11,000	10,998,165
Hitachi America Capital Ltd., 144A	0.150(n)	11/03/21	25,500	25,499,539
HSBC Bank USA NA, 144A	0.462(n)	12/10/21	15,000	14,996,955
Parker-Hannifin Corp.,
144A	0.250(n)	12/10/21	10,000	9,996,850
144A	0.250(n)	12/21/21	15,000	14,993,331

Province of Alberta Canada, 144A	0.301(n)	12/09/21	8,000	7,999,180
Realty Income Corp., 144A	0.184(n)	11/23/21	25,215	25,211,988
Societe Generale SA, 144A, 3 Month LIBOR + 0.160%	0.274(c)	12/13/21	25,000	25,005,732
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.090%	0.209(c)	12/03/21	25,000	25,002,873
Walt Disney Co. (The), 144A	0.271(n)	03/31/22	5,500	5,495,746

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Waste Management, Inc., 144A	0.321%(n)	07/11/22	12,500	$12,477,865

Total Commercial Paper (cost $273,099,824)				273,127,213
Corporate Bond 0.9%
Electric
Southern California Edison Co., First Mortgage, Series D, 3 Month LIBOR + 0.270% (cost $24,750,000)	0.389%(c)	12/03/21	24,750	24,751,857

Total Short-Term Investments (cost $598,518,159)				598,560,188

TOTAL INVESTMENTS 99.7% (cost $2,730,695,294)				2,738,032,605
Other assets in excess of liabilities(z) 0.3%				9,141,946

Net Assets 100.0%				$2,747,174,551

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BSBY	Bloomberg Short-Term Bank Yield Index
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at October 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	$(135,630)	$(440,283)	$(304,653)
7,000	01/14/22	0.010%(T)	1 Day SOFR(1)(T)	1,289	1,593	304
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(259,112)	(270,746)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(540,157)	(253,318)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(1,287,016)	(1,170,601)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	24,776	24,776
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(220,538)	(202,935)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(1,011,473)	(424,742)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(251,027)	(251,027)
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	(2,600,322)	1,358,931
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)	—	411,313	411,313
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)	24,122	201,776	177,654
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)	58,857	392,121	333,264
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)	—	88,565	88,565
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)	—	126,074	126,074
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)	—	23,577	23,577
9,750	05/11/24	0.300%(A)	1 Day SOFR(1)(A)	(2,320)	73,069	75,389
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)	—	107,053	107,053
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)	—	201,605	201,605
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)	—	290,646	290,646
3,000	08/13/24	0.368%(A)	1 Day SOFR(1)(A)	—	25,999	25,999
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)	—	137,367	137,367
7,500	09/09/24	0.368%(A)	1 Day SOFR(1)(A)	(293)	71,936	72,229
8,000	10/12/24	0.511%(A)	1 Day SOFR(1)(A)	—	51,723	51,723
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(2,690)	536,623	539,313
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)	105,148	40,319	(64,829)
				$(4,906,724)	$(3,803,793)	$1,102,931

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).